Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000129981
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Covered Bridge Fund
Average Annual Return, Percent	10.59%		5.81%	5.62%
C000129983
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Covered Bridge Fund
Without Sales Load [Member] | C000129981
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%		6.96%	6.20%
Without Sales Load [Member] | C000129983
Average Annual Return [Line Items]
Average Annual Return, Percent	16.97%		7.23%	6.46%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Average Annual Return, Percent	18.31%		6.59%	6.25%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Average Annual Return, Percent	18.31%		6.59%	6.25%